Discontinued Operations (Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales									$ 0	$ 1,103	$ 14,670
Restructuring charges									(31)	(55)	(1,033)
Income from discontinued operations before income taxes									644	101	456
Income tax expense									(243)	(52)	(658)
Net income (loss)	$ 60	$ 90	$ 94	$ 157	$ 1	$ 289	$ (128)	$ (113)	$ 401	$ 49	$ (202)